Schedule of Identified Tangible and Intangible Asset Acquired (Details) - USD ($)	Dec. 31, 2024	Aug. 20, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Goodwill	$ 9,061,675		$ 11,227,491
Global Gaming Acquisition [Member]
Business Acquisition [Line Items]
Cash	517,460
Accounts receivable, net	34,134
Prepaids	5,024
Property and equipment, net	2,440
Other assets, net	65,349
Intangible assets	8,590,000
Goodwill	4,940,643
Total assets	14,155,050
Accounts payable and other liabilities	(387,484)
Customer deposits	(134,707)
Related party loan	(417,017)
Total liabilities	(939,208)
Total net assets of Acquirees	$ 13,215,842
S&MI Ltd Acquisition [Member]
Business Acquisition [Line Items]
Accounts receivable, net		$ 124,928
Other Receivables		50,817
Intangible assets		234,000
Goodwill		1,315,000
Total assets		1,724,745
Accounts payable and other liabilities		(175,543)
Director’s Loan		(558,632)
Total liabilities		(734,175)
Total net assets of Acquirees		$ 990,570